COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
COLLATERALIZED TRANSACTIONS
Schedule of fair values of client margin asset and security borrowings that were available to utilize as collateral

	As of December 31,
	2019	2020
	US$	US$
Total client margin asset	332,460,879	1,626,260,131

Fulfillment of client margin financings	42,704,203	168,840,684
Fulfillment of client short sales	10,815,155	21,492,878
Securities lending to other brokers	55,098,508	434,780,528
Total collateral repledged	108,617,866	625,114,090